FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
At December 31, 2012			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$47,205,663	$47,205,663	$-	$47,205,663	$-
Investment securities - HTM	112,619,434	114,187,018	749,941	113,437,077	-
Federal Home Loan Bank and Federal Reserve Stock	5,476,050	5,469,000	-	5,469,000	-
Loans	747,640,752	757,387,000	-	757,387,000	-
Other real estate owned	6,891,353	6,891,353	-	6,891,353	-

Liabilities
Savings, NOW and money market accounts	$414,776,285	$414,776,285	$-	$414,776,285	$-
Time deposits	405,454,003	410,257,000	-	410,257,000	-
Long-term debt	60,527,208	64,252,000	-	64,252,000	-
Short term borrowings	1,000,000	1,000,000	-	1,000,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2011			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$41,827,612	$41,827,612	$-	$41,827,612	$-
Investment securities - HTM	153,516,839	154,030,993	749,951	153,281,042	-
Federal Home Loan Bank and Federal Reserve Stock	5,587,000	5,624,000	-	5,624,000	-
Loans	710,088,775	726,238,000	-	726,238,000	-
Other real estate owned	5,028,513	5,028,513	-	5,028,513	-

Liabilities
Savings, NOW and money market accounts	$371,737,480	$371,737,480	$-	$371,737,480	$-
Time deposits	455,515,721	462,192,000	-	462,192,000	-
Long-term debt	60,576,595	61,353,000	-	61,353,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-